RELATED PARTY TRANSACTIONS - Related Party Loans, Promissory Note, Administrative Support Agreement (Details) - USD ($)			3 Months Ended
	Dec. 16, 2020	Dec. 15, 2020	Dec. 31, 2020	Sep. 30, 2021	Oct. 01, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 130,492
Working capital loans warrant
Related Party Transaction [Line Items]
Loan conversion agreement warrant			$ 1,500,000	$ 1,500,000
Price of warrant			$ 1.50	$ 1.50
Promissory Note with Related Party
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note					$ 300,000
Outstanding balance of related party note			$ 130,492
Repayment of promissory note - related party	$ 130,492
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000